Distribution Date:	08/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016 C32

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691GAN0	1.968000%	36,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691GAP5	3.297000%	6,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691GAQ3	3.514000%	58,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61691GAR1	3.459000%	190,000,000.00	152,865,945.71	107,152,074.82	440,636.09	0.00	0.00	107,592,710.91	45,713,870.89	41.20%	30.00%
A-4	61691GAS9	3.720000%	342,567,000.00	342,567,000.00	0.00	1,061,957.70	0.00	0.00	1,061,957.70	342,567,000.00	41.20%	30.00%
A-S	61691GAV2	3.994000%	65,754,000.00	65,754,000.00	0.00	218,851.23	0.00	0.00	218,851.23	65,754,000.00	31.25%	22.75%
B	61691GAW0	4.095000%	44,214,000.00	44,214,000.00	0.00	150,880.27	0.00	0.00	150,880.27	44,214,000.00	24.55%	17.88%
C	61691GAX8	4.382758%	43,080,000.00	43,080,000.00	0.00	157,341.03	0.00	0.00	157,341.03	43,080,000.00	18.03%	13.13%
D	61691GAC4	3.396000%	48,749,000.00	48,749,000.00	0.00	137,959.67	0.00	0.00	137,959.67	48,749,000.00	10.64%	7.75%
E	61691GAE0	4.382758%	23,807,000.00	23,807,000.00	0.00	86,950.28	0.00	0.00	86,950.28	23,807,000.00	7.04%	5.13%
F	61691GAG5	4.382758%	10,203,000.00	10,203,000.00	0.00	37,264.40	0.00	0.00	37,264.40	10,203,000.00	5.49%	4.00%
G*	61691GAJ9	4.382758%	36,278,869.00	36,278,869.00	0.00	188,960.46	0.00	0.00	188,960.46	36,278,869.00	0.00%	0.00%
R	61691GAL4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,952,869.01	767,518,814.71	107,152,074.82	2,480,801.13	0.00	0.00	109,632,875.95	660,366,739.89

X-A	61691GAT7	0.743290%	634,867,000.00	495,432,945.71	0.00	306,875.32	0.00	0.00	306,875.32	388,280,870.89
X-B	61691GAU4	0.348150%	109,968,000.00	109,968,000.00	0.00	31,904.48	0.00	0.00	31,904.48	109,968,000.00
X-D	61691GAA8	0.986758%	48,749,000.00	48,749,000.00	0.00	40,086.24	0.00	0.00	40,086.24	48,749,000.00
Notional SubTotal			793,584,000.00	654,149,945.71	0.00	378,866.04	0.00	0.00	378,866.04	546,997,870.89

Deal Distribution Total					107,152,074.82	2,859,667.17	0.00	0.00	110,011,741.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691GAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691GAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61691GAR1	804.55760900	563.95828853	2.31913732	0.00000000	0.00000000	0.00000000	0.00000000	566.27742584	240.59932047
A-4	61691GAS9	1,000.00000000	0.00000000	3.10000000	0.00000000	0.00000000	0.00000000	0.00000000	3.10000000	1,000.00000000
A-S	61691GAV2	1,000.00000000	0.00000000	3.32833333	0.00000000	0.00000000	0.00000000	0.00000000	3.32833333	1,000.00000000
B	61691GAW0	1,000.00000000	0.00000000	3.41249989	0.00000000	0.00000000	0.00000000	0.00000000	3.41249989	1,000.00000000
C	61691GAX8	1,000.00000000	0.00000000	3.65229875	0.00000000	0.00000000	0.00000000	0.00000000	3.65229875	1,000.00000000
D	61691GAC4	1,000.00000000	0.00000000	2.83000000	0.00000000	0.00000000	0.00000000	0.00000000	2.83000000	1,000.00000000
E	61691GAE0	1,000.00000000	0.00000000	3.65229890	0.00000000	0.00000000	0.00000000	0.00000000	3.65229890	1,000.00000000
F	61691GAG5	1,000.00000000	0.00000000	3.65229834	0.00000000	0.00000000	0.00000000	0.00000000	3.65229834	1,000.00000000
G	61691GAJ9	1,000.00000000	0.00000000	5.20855432	(1.55625552)	14.24308597	0.00000000	0.00000000	5.20855432	1,000.00000000
R	61691GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691GAT7	780.37281149	0.00000000	0.48336946	0.00000000	0.00000000	0.00000000	0.00000000	0.48336946	611.59403606
X-B	61691GAU4	1,000.00000000	0.00000000	0.29012513	0.00000000	0.00000000	0.00000000	0.00000000	0.29012513	1,000.00000000
X-D	61691GAA8	1,000.00000000	0.00000000	0.82229871	0.00000000	0.00000000	0.00000000	0.00000000	0.82229871	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	440,636.09	0.00	440,636.09	0.00	0.00	0.00	440,636.09	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,061,957.70	0.00	1,061,957.70	0.00	0.00	0.00	1,061,957.70	0.00
X-A	07/01/26 - 07/30/26	30	0.00	306,875.32	0.00	306,875.32	0.00	0.00	0.00	306,875.32	0.00
X-B	07/01/26 - 07/30/26	30	0.00	31,904.48	0.00	31,904.48	0.00	0.00	0.00	31,904.48	0.00
A-S	07/01/26 - 07/30/26	30	0.00	218,851.23	0.00	218,851.23	0.00	0.00	0.00	218,851.23	0.00
B	07/01/26 - 07/30/26	30	0.00	150,880.27	0.00	150,880.27	0.00	0.00	0.00	150,880.27	0.00
C	07/01/26 - 07/30/26	30	0.00	157,341.03	0.00	157,341.03	0.00	0.00	0.00	157,341.03	0.00
X-D	07/01/26 - 07/30/26	30	0.00	40,086.24	0.00	40,086.24	0.00	0.00	0.00	40,086.24	0.00
D	07/01/26 - 07/30/26	30	0.00	137,959.67	0.00	137,959.67	0.00	0.00	0.00	137,959.67	0.00
E	07/01/26 - 07/30/26	30	0.00	86,950.28	0.00	86,950.28	0.00	0.00	0.00	86,950.28	0.00
F	07/01/26 - 07/30/26	30	0.00	37,264.40	0.00	37,264.40	0.00	0.00	0.00	37,264.40	0.00
G	07/01/26 - 07/30/26	30	571,096.43	132,501.27	0.00	132,501.27	(56,459.19)	0.00	0.00	188,960.46	516,723.05
Totals			571,096.43	2,803,207.98	0.00	2,803,207.98	(56,459.19)	0.00	0.00	2,859,667.17	516,723.05

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	110,011,741.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,815,472.18	Master Servicing Fee	6,117.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,085.28
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.46
ARD Interest	0.00	Operating Advisor Fee	1,077.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	363.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,815,472.18	Total Fees	12,264.19

Principal		Expenses/Reimbursements
Scheduled Principal	57,671,181.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	49,480,893.01	Special Servicing Fees (Monthly)	(58,305.58)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,846.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	107,152,074.82	Total Expenses/Reimbursements	(56,459.19)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,859,667.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	107,152,074.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	110,011,741.99
Total Funds Collected	109,967,547.00	Total Funds Distributed	109,967,546.99

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	767,518,814.86	767,518,814.86	Beginning Certificate Balance	767,518,814.71
(-) Scheduled Principal Collections	57,671,181.81	57,671,181.81	(-) Principal Distributions	107,152,074.82
(-) Unscheduled Principal Collections	49,480,893.01	49,480,893.01	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	660,366,740.04	660,366,740.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	767,518,814.88	767,518,814.88	Ending Certificate Balance	660,366,739.89
Ending Actual Collateral Balance	660,402,635.73	660,402,635.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP	Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP
5,000,000 or Less	13	46,166,586.93	6.99%	4	4.5380	2.208248	1.30 or Less	8	107,556,272.46	16.29%	4	4.5296	1.170005
5,000,001 - 10,000,000	6	43,144,560.91	6.53%	3	4.3712	2.238610	1.31 - 1.40	4	74,735,731.65	11.32%	3	3.9810	1.318341
10,000,001 - 15,000,000	5	59,951,195.44	9.08%	2	4.3439	1.476409	1.41 - 1.50	1	3,685,339.36	0.56%	4	5.0200	1.426800
15,000,001 - 25,000,000	6	121,719,620.47	18.43%	4	4.5774	1.550560	1.51 - 1.60	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 - 50,000,000	4	135,541,067.46	20.53%	3	4.2808	2.538939	1.61 - 1.70	4	34,755,359.87	5.26%	2	4.3638	1.656749
50,000,001 or Greater	3	160,000,000.00	24.23%	3	3.5260	3.006423	1.71 - 1.80	4	61,829,656.92	9.36%	3	4.2670	1.760959
Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634	1.81 - 2.50	9	108,291,510.34	16.40%	3	4.5012	2.058684
							2.51 - 3.00	1	22,419,160.61	3.39%	3	4.2691	2.515500
							3.01 or Greater	6	153,250,000.00	23.21%	3	3.6426	4.081662
							Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	93,843,708.83	14.21%	4	4.9910	NAP
							Defeased	11	93,843,708.83	14.21%	4	4.9910	NAP
Alabama	1	7,123,818.17	1.08%	3	4.4510	1.352300
							Industrial	2	25,192,297.47	3.81%	4	4.7543	1.230632
Arizona	1	2,390,867.28	0.36%	5	4.6800	1.289200
							Lodging	2	63,000,000.00	9.54%	3	4.1995	3.411550
California	10	117,245,014.77	17.75%	4	4.1136	3.055409
							Mixed Use	2	12,205,817.52	1.85%	4	4.9809	1.699368
Colorado	1	5,742,859.39	0.87%	3	4.7300	1.764100
							Multi-Family	10	63,576,742.23	9.63%	2	4.1992	1.781031
Florida	4	18,024,782.06	2.73%	3	4.6264	1.840920
							Office	3	118,058,321.66	17.88%	4	3.8721	2.377471
Georgia	1	55,000,000.00	8.33%	3	3.7320	1.304600
							Retail	28	265,596,172.71	40.22%	3	4.1921	2.143834
Hawaii	2	63,000,000.00	9.54%	3	4.1995	3.411550
							Self Storage	3	18,893,679.61	2.86%	4	4.0986	3.755561
Illinois	4	19,010,103.81	2.88%	5	4.7789	1.455077
							Totals	61	660,366,740.04	100.00%	3	4.2832	2.173634
Maryland	2	43,776,547.83	6.63%	4	4.7335	1.499474

Michigan	2	16,561,205.57	2.51%	2	4.2519	1.553181

Missouri	1	4,470,487.96	0.68%	5	4.6800	1.284000

New Mexico	1	4,049,485.62	0.61%	5	4.6800	1.284000

North Carolina	1	3,115,456.99	0.47%	4	4.5300	1.833900

Ohio	1	4,359,028.93	0.66%	4	5.0300	1.991700

Oklahoma	2	8,547,861.96	1.29%	1	3.9600	1.679600

Pennsylvania	1	18,773,029.29	2.84%	3	4.3810	1.033600

South Carolina	1	4,369,475.74	0.66%	4	5.0900	1.713300

Tennessee	4	79,717,054.80	12.07%	3	4.3496	1.762065

Texas	5	23,522,067.90	3.56%	4	4.4584	1.276819

Virginia	2	55,000,000.00	8.33%	3	3.0381	4.189007

Washington	3	12,723,883.13	1.93%	1	4.1710	1.060300

Totals	61	660,366,740.04	100.00%	3	4.2832	2.173634

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP	Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP
	4.5000 or Less	22	411,923,381.05	62.38%	3	3.9435	2.582844	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001 - 5.0000	12	142,185,806.13	21.53%	4	4.7333	1.516152	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001 - 5.5000	3	12,413,844.03	1.88%	4	5.0482	1.726004	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634	49 months or greater	37	566,523,031.21	85.79%	3	4.1659	2.296350
								Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP	Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP
	60 Months or Less	37	566,523,031.21	85.79%	3	4.1659	2.296350	Interest Only	8	239,750,000.00	36.31%	3	3.7363	3.217478
	61 - 120 Months	0	0.00	0.00%	0	0.0000	0.000000	180 Months or Less	0	0.00	0.00%	0	0.0000	0.000000
	121 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	181 - 300 Months	29	326,773,031.21	49.48%	3	4.4811	1.620528
	Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634	301 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	93,843,708.83	14.21%	4	4.9910	NAP			No outstanding loans in this group
Underwriter's Information		2	36,201,574.71	5.48%	3	4.1926	4.112852
	12 months or less	35	530,321,456.50	80.31%	3	4.1641	2.172350
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	660,366,740.04	100.00%	3	4.2832	2.173634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931008	LO	Honolulu	HI	Actual/360	4.199%	113,911.44	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	08/01/26
2	453011433	OF	Atlanta	GA	Actual/360	3.732%	176,751.67	0.00	0.00	N/A	11/05/26	--	55,000,000.00	55,000,000.00	08/05/26
3	453011434	RT	Memphis	TN	Actual/360	4.146%	167,854.05	0.00	0.00	N/A	11/01/26	--	47,015,747.08	47,015,747.08	08/01/26
4	300801560	OF	Palo Alto	CA	Actual/360	3.840%	175,253.33	0.00	0.00	N/A	12/01/26	--	53,000,000.00	53,000,000.00	08/01/26
5	300801515	RT	Woodbridge	VA	Actual/360	2.988%	133,805.54	0.00	0.00	N/A	11/01/26	--	52,000,000.00	52,000,000.00	08/01/26
6	300801551	IN	Various	Various	Actual/360	4.158%	152,171.25	42,500,000.00	0.00	N/A	11/01/26	--	42,500,000.00	0.00	08/01/26
7	1648062	RT	Big Flats	NY	Actual/360	3.650%	115,138.31	36,632,605.10	0.00	N/A	11/01/26	08/01/26	36,632,605.10	0.00	08/01/26
8	695100730	MU	Sebastopol	CA	Actual/360	4.765%	133,662.02	62,294.92	0.00	N/A	12/06/26	--	32,575,111.39	32,512,816.47	08/06/26
9	307101009	RT	Spring Hill	TN	Actual/360	4.730%	104,153.28	45,968.36	0.00	N/A	11/01/26	--	25,571,288.74	25,525,320.38	08/01/26
10	300801521	MF	Rialto	CA	Actual/360	4.269%	82,615.91	54,207.88	0.00	N/A	11/06/26	--	22,473,368.49	22,419,160.61	08/06/26
11	307101011	OF	Westlake	OH	Actual/360	4.716%	82,284.84	20,262,211.68	0.00	N/A	11/01/26	08/01/26	20,262,211.68	0.00	08/01/26
12	695100729	IN	Gaithersburg	MD	Actual/360	4.786%	91,158.52	42,153.53	0.00	N/A	12/06/26	--	22,118,994.01	22,076,840.48	08/06/26
13	1648130	RT	Lanham	MD	Actual/360	4.680%	87,607.65	39,164.26	0.00	N/A	12/01/26	--	21,738,871.61	21,699,707.35	08/01/26
14	695100719	RT	Various	Various	Actual/360	4.680%	81,118.04	45,752.19	0.00	N/A	01/06/27	--	20,128,545.87	20,082,793.68	08/06/26
15	1648012	LO	Tampa	FL	Actual/360	6.010%	106,370.41	37,676.05	0.00	N/A	12/01/26	--	20,553,565.08	20,515,889.03	08/01/26
16	300801543	RT	Lancaster	PA	Actual/360	4.381%	70,978.11	41,440.71	0.00	N/A	11/01/26	--	18,814,470.00	18,773,029.29	08/01/26
17	695100722	RT	Various	Various	Actual/360	4.680%	67,325.43	37,972.87	0.00	N/A	01/06/27	--	16,706,061.93	16,668,089.06	08/06/26
19	1648136	RT	Roseville	MN	Actual/360	4.560%	62,554.27	29,291.92	0.00	N/A	12/01/26	--	15,930,628.75	15,901,336.83	08/01/26
20	1647947	RT	Livonia	MI	Actual/360	4.163%	50,501.44	34,699.07	0.00	N/A	10/01/26	--	14,087,638.15	14,052,939.08	08/01/26
21	300801509	MF	Seattle	WA	Actual/360	4.171%	45,798.36	27,300.55	0.00	N/A	09/01/26	--	12,751,183.68	12,723,883.13	07/01/26
22	307101022	RT	New Port Richey	FL	Actual/360	4.470%	45,457.47	23,840.65	0.00	N/A	11/01/26	--	11,809,691.53	11,785,850.88	08/01/26
23	307101023	MF	Galveston	TX	Actual/360	4.220%	41,253.90	22,347.63	0.00	N/A	10/01/26	--	11,352,548.32	11,330,200.69	08/01/26
24	695100728	OF	Laguna Hills	CA	Actual/360	4.807%	41,727.47	22,333.33	0.00	N/A	12/06/26	--	10,080,654.99	10,058,321.66	08/06/26
25	1647852	MF	Stillwater	OK	Actual/360	3.960%	29,222.72	21,851.83	0.00	N/A	09/01/26	--	8,569,713.79	8,547,861.96	08/01/26
26	695100727	IN	Indianapolis	IN	Actual/360	4.765%	33,181.65	18,028.43	0.00	N/A	09/06/26	--	8,086,783.75	8,068,755.32	08/06/26
27	307101027	RT	Various	Various	Actual/360	4.780%	23,553.40	8,775.15	0.00	N/A	12/01/26	--	5,722,244.94	5,713,469.79	08/01/26
27A	307101127				Actual/360	4.780%	12,295.54	4,580.88	0.00	N/A	12/01/26	--	2,987,174.60	2,982,593.72	08/01/26
28	307101028	MU	Elmhurst	IL	Actual/360	4.920%	33,259.63	14,083.30	0.00	N/A	12/01/26	--	7,850,425.08	7,836,341.78	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	300801557	SS	San Carlos	CA	Actual/360	4.024%	30,319.72	0.00	0.00	N/A	12/01/26	--	8,750,000.00	8,750,000.00	08/01/26
30	307101030	MF	State College	PA	Actual/360	4.520%	27,230.26	6,996,070.26	0.00	N/A	10/01/26	--	6,996,070.26	0.00	08/01/26
31	300801545	RT	Guntersville	AL	Actual/360	4.451%	27,359.61	14,453.96	0.00	N/A	11/01/26	--	7,138,272.13	7,123,818.17	08/01/26
32	695100713	MH	LaBelle	FL	Actual/360	4.518%	25,491.31	13,605.86	0.00	N/A	11/06/26	--	6,552,193.30	6,538,587.44	08/06/26
35	307101035	RT	Aurora	CO	Actual/360	4.730%	23,443.88	12,987.10	0.00	N/A	11/01/26	--	5,755,846.49	5,742,859.39	08/01/26
36	307101036	RT	Various	FL	Actual/360	5.020%	15,965.16	7,924.02	0.00	N/A	12/01/26	--	3,693,263.38	3,685,339.36	08/01/26
37	307101037	Various Various		FL	Actual/360	5.020%	6,975.76	3,462.31	0.00	N/A	10/01/26	--	1,613,722.54	1,610,260.23	08/01/26
38	300801550	SS	Oakland	CA	Actual/360	4.298%	19,069.01	8,637.21	0.00	N/A	12/01/26	--	5,152,316.82	5,143,679.61	08/01/26
40	307101040	RT	Elyria	OH	Actual/360	5.030%	18,921.18	9,358.29	0.00	N/A	12/01/26	--	4,368,387.22	4,359,028.93	08/01/26
41	300801559	RT	Bakersfield	CA	Actual/360	4.807%	17,911.37	8,868.15	0.00	N/A	12/01/26	--	4,327,085.20	4,318,217.05	08/01/26
42	300801558	SS	San Carlos	CA	Actual/360	4.024%	17,325.56	0.00	0.00	N/A	12/01/26	--	5,000,000.00	5,000,000.00	08/01/26
43	307101043	MU	Columbia	SC	Actual/360	5.090%	19,186.41	7,930.36	0.00	N/A	12/01/26	--	4,377,406.10	4,369,475.74	08/01/26
44	300801533	MF	Hawthorne	CA	Actual/360	4.269%	13,099.46	8,595.12	0.00	N/A	11/06/26	--	3,563,345.34	3,554,750.22	07/06/26
47	300801520	MF	North Hills	CA	Actual/360	4.269%	12,504.03	8,204.44	0.00	N/A	11/06/26	--	3,401,374.08	3,393,169.64	08/06/26
50	307101050	IN	Charlotte	NC	Actual/360	4.530%	12,172.44	5,013.83	0.00	N/A	12/01/26	--	3,120,470.82	3,115,456.99	08/01/26
51	307101051	RT	Alma	MI	Actual/360	4.750%	10,295.52	8,803.41	0.00	N/A	11/01/26	--	2,517,069.90	2,508,266.49	08/01/26
53	307101053	RT	Sanford	FL	Actual/360	4.780%	10,534.30	5,692.87	0.00	N/A	12/01/26	--	2,559,284.69	2,553,591.82	08/01/26
54	300801556	RT	Manassas	VA	Actual/360	3.902%	10,080.17	0.00	0.00	N/A	12/01/26	--	3,000,000.00	3,000,000.00	08/01/26
55	300801526	MF	Glendale	CA	Actual/360	4.269%	5,924.53	3,887.34	0.00	N/A	11/06/26	--	1,611,603.32	1,607,715.98	08/06/26
1A	306931009	LO	Honolulu	HI	Actual/360	4.199%	113,911.44	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	08/01/26
3A	453011460	RT	Memphis	TN	Actual/360	4.146%	16,785.41	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	08/01/26
Totals							2,815,472.18	107,152,074.82	0.00				767,518,814.86	660,366,740.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,122,328.60	2,766,386.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,015,254.00	3,163,121.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,990,044.89	3,997,683.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	38,366,444.44	9,348,035.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	3,426,010.00	848,843.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,508,898.00	3,160,340.95	01/01/25	09/30/25	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,161,575.87	1,016,051.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,938,105.54	757,170.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,962,758.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,856,778.82	390,888.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,622,537.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,128,271.67	892,083.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,074,822.49	954,411.22	07/01/25	06/30/26	--	0.00	0.00	73,044.01	73,044.01	0.00	0.00
22	1,830,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,055,030.52	252,321.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,060,490.92	286,451.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	921,505.95	538,228.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	883,709.33	260,743.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,422,323.33	377,092.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	755,186.61	185,007.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	913,482.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	421,975.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	768,961.42	388,751.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	747,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	582,852.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	838,743.24	445,374.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	533,199.00	589,744.01	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	622,155.00	0.00	--	--	05/11/26	0.00	0.00	21,679.24	21,679.24	0.00	0.00
47	227,585.38	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
50	395,259.48	202,570.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	294,974.00	284,545.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	268,719.30	134,359.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	643,832.80	168,833.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	227,523.00	188,379.25	01/01/25	09/30/25	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	250,759,979.06	178,182,584.28				0.00	0.00	94,723.25	94,723.25	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	300801551	42,500,000.00	Payoff Prior to Maturity	0.00	0.00
30	307101030	6,980,893.01	Payoff Prior to Maturity	0.00	0.00
Totals		49,480,893.01		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	49,480,893.01	4.283150%	4.239447%	3
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,580,128.20	4.259935%	4.219268%	4
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.271495%	4.231233%	5
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	17,566,367.42	4.271857%	4.231566%	6
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.277670%	4.237733%	7
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278020%	4.238057%	8
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278445%	4.238451%	9
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278791%	4.238769%	10
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279134%	4.239085%	11
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279500%	4.251030%	12
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279838%	4.251353%	13
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280199%	4.251698%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	300801509	07/01/26	0	B	73,044.01	73,044.01	0.00	12,751,183.68
44	300801533	07/06/26	0	B	21,679.24	21,679.24	27,501.96	3,563,345.34	10/29/24	11
Totals					94,723.25	94,723.25	27,501.96	16,314,529.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		660,366,740	660,366,740		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	660,366,740	660,366,740	0	0	0	0
Jul-26	767,518,815	767,518,815	0	0	0	0
Jun-26	783,669,115	783,669,115	0	0	0	0
May-26	784,608,903	784,608,903	0	0	0	0
Apr-26	803,198,841	803,198,841	0	0	0	0
Mar-26	804,158,941	804,158,941	0	0	0	0
Feb-26	805,294,438	805,294,438	0	0	0	0
Jan-26	806,246,314	806,246,314	0	0	0	0
Dec-25	807,194,457	807,194,457	0	0	0	0
Nov-25	808,198,972	808,198,972	0	0	0	0
Oct-25	809,139,457	809,139,457	0	0	0	0
Sep-25	810,136,590	810,136,590	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	300801521	22,419,160.61	22,419,160.61	62,461,904.00	02/06/26	3,097,715.86	2.51550	09/30/25	11/06/26	242
14	695100719	20,082,793.68	20,082,793.68	37,920,000.00	--	1,962,758.00	1.28920	12/31/25	01/06/27	242
17	695100722	16,668,089.06	16,668,089.06	31,475,000.00	--	1,622,537.43	1.28400	12/31/25	01/06/27	242
44	300801533	3,554,750.22	3,563,345.34	9,600,000.00	04/29/26	609,405.00	2.34080	12/31/25	11/06/26	242
47	300801520	3,393,169.64	3,393,169.64	8,125,000.00	02/26/26	216,497.33	0.87120	12/31/25	11/06/26	242
55	300801526	1,607,715.98	1,607,715.98	4,260,000.00	02/05/26	184,909.75	2.09390	09/30/25	11/06/26	242
Totals		67,725,679.19	67,734,274.31	153,841,904.00		7,693,823.37

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	300801521	MF	CA	10/29/24	11

The subject is a 335-unit multi-family garden property located at 380 North Linden Avenue in Rialto, California. The property consists of 24 two-story apartment buildings. The improvements were constructed in 1989 and are situated on a 14.83-

acre site. Lo an transferred to Special Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the

Defendant/one of the Sponsors of the Loan. Counsel states appeal has been completed and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to

	owners. Loan matures in Nov 2026. Receiver anticipates remaining installed until maturity date; refinance or sale unlikely and full payoff is anticipated prior to maturity date per receiver.
14	695100719	RT	Various	12/05/25	9

Walgreens Portfolio 7 consists of six freestanding Walgreens stores located in Scottsdale, AZ, Oak Brook, IL, Park Ridge, IL, Round Lake Beach, IL, Dallas, TX and Pasadena, TX. Loan transferred into Special Servicing on 12/2/25 due to an

Event of Default; Borrower failure to comply with Cash Management and owing outstanding excess cash. CMA is now set up per Master Servicer in Jan. 2026. Borrower remitted the majority of their calculated excess cash to CMA. Terms for a loan reinstatement were negotiated a nd approved, and a Reinstatement Agreement was executed effective 7/31/26. Loan will be transferred back to the Master Servicer as soon as possible upon final postings and upon Borrower addressing

	certain post-closing obligations.
17	695100722	RT	Various	12/05/25	9

Walgreens Portfolio 5 consists of five freestanding Walgreens stores located in Ballwin, MO, Espanola, NM, Dickson, TN, Round Rock, TX, and Burleson, TX. Loan transferred into Special Servicing on 12/5/2025 due to an Event of Default;

Borrower failure to comply with Cash Management and owing outstanding excess cash. CMA is now set up per Master Servicer in Jan. 2026. Borrower remitted the majority of their calculated excess cash to CMA. Terms for a loan reinstatement were negotiated and approved, and a Re instatement Agreement was executed effective 7/31/26. The Loan is current on payments and will be transferred back to the Master Servicer as soon as possible upon final postings and upon Borrower

	addressing certain post-closing obligations.
44	300801533	MF	CA	10/29/24	11

The subject is comprised of a 0.54 acre multifamily located in the City of Hawthorne, Los Angeles County, California. The improvements include a 51 unit, single building, two-story apartment project built in 1968. Loan transferred to Special

Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the Defendant/one of the Sponsors of the Loan.

Counsel states appeal has been co mpleted and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to owners. Loan matures in Nov 2026. Receiver

	anticipates remaining installed until maturity date ; refinance or sale unlikely and full payoff is anticipated prior to maturity date per receiver.
47	300801520	MF	CA	10/29/24	11

Burnet House is a 36-unit garden apartment property built in 1987 on 0.66 acres. The improvements consist of one, three-story building with parking beneath the building at grade level. Apartment units average 828 sf. Loan transferred to Special

Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the Defendant/one of the Sponsors of the Loan.

Counsel states appeal has been completed and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to owners. Loan matures in Nov 2026. Receiver

	anticipates remaining installed until maturity da te; refinance or sale unlikely and full payoff is anticipated just prior to maturity date per receiver.
55	300801526	MF	CA	10/29/24	11

This multifamily property was built in 1962 and located in Glendale, CA, just 7 mins. from downtown Los Angeles. Property includes 18-units in one, two-story building with an average size of 554 SF/unit. Loan transferred to Special Servicing due to the ap pointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the Defendant/one of the Sponsors of the Loan. Counsel states appeal has been completed a nd as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to owners. Loan matures in Nov 2026. Receiver anticipates

	remaining installed until maturity date; refinan ce or sale unlikely and full payoff is anticipated prior to maturity date per receiver.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	453011434	47,015,747.08	4.14600%	46,702,921.13 4.14600%		10	12/31/20	05/01/20	03/11/21
3A	453011460	4,701,574.71	4.14600%	4,670,292.12 4.14600%		10	12/31/20	05/01/20	03/11/21
15	1648012	22,991,510.66	6.01000%	22,991,510.66 6.01000%		10	06/01/20	06/01/20	06/11/20
Totals		74,708,832.45		74,364,723.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
52	307101052 03/17/25	1,805,855.64	8,200,000.00	2,126,375.36	320,519.71	2,126,375.36	1,805,855.65	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		1,805,855.64	8,200,000.00	2,126,375.36	320,519.71	2,126,375.36	1,805,855.65	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
52	307101052	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,678.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	167.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	156.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	(33,411.66)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	(28,549.99)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(58,305.58)	0.00	1,846.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(56,459.19)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27